As filed with the Securities and Exchange Commission on November 30, 1998

                                                  1933 Act File No. 333-28697
                                                  1940 Act File No. 811-8243

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]
            Pre-Effective Amendment No.                                  [ ]
                                           --------
            Post-Effective Amendment No.     3                           [X]
                                           --------
                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
            Amendment No.                    4
                        (Check appropriate box or boxes.)

                                  POTOMAC FUNDS
               (Exact name of Registrant as Specified in Charter)

                              550 Mamaroneck Avenue
                            Harrison, New York 10528
               (Address of Principal Executive Office) (Zip Code)

             Registrant's Telephone Number, including Area Code: (914) 381-2080

                               Thomas A. Mulrooney
                              550 Mamaroneck Avenue
                            Harrison, New York 10528
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036

              Approximate Date of Proposed Public Offering FEBRUARY 15, 1999

It  is proposed that this filing will become effective (check appropriate box)
      [ ] immediately  upon  filing  pursuant  to  paragraph  (b)
      [ ] on (date) pursuant to paragraph  (b)
      [ ] 60 days after filing  pursuant to paragraph (a)(1)
      [ ] on (date)  pursuant  to  paragraph  (a)(1)
      [x] 75 days  after filing  pursuant to paragraph  (a)(2)
      [ ] on (date)  pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

      [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                THE POTOMAC FUNDS


                       CONTENTS OF REGISTRATION STATEMENT


This registration document is comprised of the following:

            Cover Sheet

            Contents of Registration Statement

            Prospectus for the Potomac Funds - Small Cap Plus Fund

            Statement of Additional Information for the Potomac Funds - Small Cap Plus Fund

            Part C of Form N-1A

            Signature Page

            Exhibits

























This filing only applies to the Registrant's Potomac Small Cap Plus Fund. It does not affect the prospectus or statement of additional information for the other series of the Registrant: Potomac U.S. Plus Fund, Potomac U.S./Short Fund, Potomac OTC Plus Fund, Potomac OTC/Short Fund and Potomac U.S. Government Money Market Fund.

                                  POTOMAC FUNDS
                                     (LOGO)

                           POTOMAC SMALL CAP PLUS FUND

                             100 South Royal Street
                           Alexandria, Virginia 22314

                              550 Mamaroneck Avenue
                            Harrison, New York 10528

                                 (800) 851-0511

The Potomac Small Cap Plus Fund (the "Fund") is a separate investment portfolio of the Potomac Funds (the "Trust"), a no-load management investment company, or mutual fund. The Fund is designed principally for experienced investors many of whom employ an asset allocation strategy. The Fund is not designed for inexperienced or less sophisticated investors.

The Fund seeks to provide investment returns that correspond to 125% of the performance of the Russell 2000 Index(TRADEMARK). The Fund may engage in certain aggressive investment techniques including transactions in options and futures contracts. It also may use the speculative technique known as leverage to increase funds available for investment. SEE "Special Risk Considerations." Investors in the Fund may experience substantial losses during sustained periods of falling equity prices. The Fund alone does not constitute a balanced investment plan, and investments in the Fund involve special risks not traditionally associated with investment companies, including significant portfolio turnover. There can be no assurance that the Fund will achieve its investment objective.

Investors should read this Prospectus and retain it for future reference. This Prospectus is designed to set forth concisely the information an investor should know about the Fund before investing. A Statement of Additional Information ("SAI"), dated __, 1999, containing additional information about the Fund, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A copy of the SAI is available, without charge, upon request to the Fund at the address or telephone number above.

The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the Fund.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            PROSPECTUS DATED __, 1999

                                TABLE OF CONTENTS



                                                                          PAGE

PROSPECTUS SUMMARY...........................................................3

FEES AND EXPENSES OF THE FUND................................................4

INVESTMENT OBJECTIVE AND POLICIES............................................5

SPECIAL RISK CONSIDERATIONS..................................................6

INVESTMENT TECHNIQUES AND OTHER INVESTMENT POLICIES..........................8

PORTFOLIO TRANSACTIONS AND BROKERAGE........................................12

HOW TO INVEST IN THE FUND...................................................12

TAX-SHELTERED RETIREMENT PLANS..............................................13

REDEEMING SHARES (WITHDRAWALS)..............................................13

EXCHANGES...................................................................14

PROCEDURES FOR REDEMPTIONS AND EXCHANGES....................................15

DETERMINATION OF NET ASSET VALUE............................................16

PERFORMANCE INFORMATION.....................................................16

DIVIDENDS AND OTHER DISTRIBUTIONS...........................................17

TAXES.......................................................................17

MANAGEMENT AND ADMINISTRATION OF THE TRUST AND FUND.........................17

GENERAL INFORMATION ABOUT THE TRUST AND FUND................................19

                               PROSPECTUS SUMMARY


The Potomac Small Cap Plus Fund seeks to provide investment returns that correspond to 125% of the performance of the Russell 2000 Index(TRADEMARK) ("Russell 2000"). In attempting to achieve its objective, the Fund may invest in securities included in that index and may enter into long positions in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices. In contrast to the returns of a mutual fund that seeks to approximate the return of the Russell 2000, the Fund may produce gains greater than that return during periods when the prices of securities included in the Russell 2000 are rising and below that return during periods when such prices are declining. Investors in the Fund may experience substantial losses during sustained periods of falling U.S. equity prices. The Fund also will invest in short-term debt securities. There is no guarantee that the Fund will achieve its investment objective.

SPECIAL RISK CONSIDERATIONS
The Fund may engage in certain aggressive investment techniques, including investing in futures contracts and options on securities, stock indices and futures contracts. As discussed more fully under "Investment Objective and Policies," "Special Risk Considerations" and "Investment Techniques and Other Investment Policies," these techniques are specialized and involve risks not traditionally associated with investment companies.

The Fund expects that a substantial number of its investors will be experienced and will invest as part of an asset allocation investment strategy. These shareholders likely will redeem or exchange their Fund shares frequently to take advantage of anticipated changes in market conditions. The strategies employed by Fund investors may result in considerable assets moving in and out of the Fund and, consequently, a high portfolio turnover rate. A high portfolio turnover rate generally causes the Fund to incur higher expenses and additional costs and may adversely affect the ability of the Fund to meet its investment objective.

The Fund may borrow money from banks for investment purposes, which is a form of leveraging. This leverage will magnify the gains and losses on the Fund's investments and the changes in the Fund's net asset value per share. The Fund may borrow money for temporary or emergency purposes and to meet redemption requests without immediately selling portfolio securities.

While the Fund does not expect its returns over a twelve-month period to deviate from its current benchmark by more than 10%, certain factors may affect its ability to achieve this correlation.

Under certain circumstances, trading on an exchange may be halted or closed early, resulting in the Fund being unable to execute buy or sell orders that day. If that occurs and the Fund needs to execute a high volume of trades on that trading day, it may incur substantial trading losses.

PURCHASES, REDEMPTIONS, AND EXCHANGES OF FUND SHARES
The minimum initial investment is $10,000, which can be allocated in any amounts among any of the six portfolios of the Trust, including the Fund. Fund shares may be purchased and redeemed without any sales or redemption charges at the Fund's next determined net asset value. Fund shares may be exchanged at any time for shares of any other portfolio of the Trust, on the basis of the relative net asset values next computed, without charge. Exchanges must be for at least the lesser of $1,000 or the entire account balance for the Fund from which the exchange is made. Because of the administrative expense of handling small accounts, the Trust reserves the right to redeem involuntarily an investor's account, including a retirement account, that falls below the minimum investment of $10,000 in total value in the Trust due to redemptions. The Trust reserves the right to modify its minimum investment requirements and the corresponding amounts below which an involuntary redemption may be effected. SEE "How to Invest in the Fund," "Redeeming Shares (Withdrawals)" and "Procedures for Redemptions and Exchanges."


INVESTMENT ADVISER
Rafferty Asset Management, LLC ("Adviser") serves as the Fund's investment adviser. The Adviser has been registered as an investment adviser since June 1997. Lawrence C. Rafferty controls the Adviser.


                          FEES AND EXPENSES OF THE FUND

The following table illustrates the various expenses and fees that a shareholder of the Fund may incur either directly or indirectly. The Fund's total operating expenses, including Other Expenses, are based on estimated amounts for the fiscal year ending August 31, 1999.

                         ANNUAL FUND OPERATING EXPENSES

            SMALL CAP PLUS FUND:
            Management Fees[]                    0.75%
            Rule 12b-1 Fees+                     None
            Other Expenses[]                     0.75%
                                                 -----
            Total Fund Operating                 1.50%
              Expense[]*
-----------
[] The Adviser voluntarily will waive its fees and, if necessary, reimburse the Fund to the extent that annual operating expenses exceed 1.50% of the Fund's average daily net assets. Absent such fee waivers, the Fund's Other Expenses and Total Operating Expenses for the fiscal year ending August 31, 1999 are estimated to be ____% and ____%, respectively.
+ The Fund has adopted a Rule 12b-1 Distribution Plan; however, the Board of Trustees has not authorized payment of any fees pursuant to such Plan. SEE "General Information about the Trust and Fund - Distribution of Fund Shares" below.
* You will be charged $12.00 per wire redemption to cover transaction costs.

                                     EXAMPLE

Assuming a hypothetical investment of $1,000 in the Fund, a 5% annual return, and redemption at the end of each time period, an investor in the Fund would pay transaction and operating expenses at the end of each period as follows:

                                            1 YEAR       3 YEARS
                                            ------       -------
               Small Cap Plus Fund           $15           $47

The preceding table of fees and expenses is provided to assist investors in understanding the various costs and expenses that may be borne directly or indirectly by an investor in the Fund. The 5% assumed annual return is for comparison purposes only. THE FOREGOING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN AND PERFORMANCE MAY BE BETTER OR WORSE THAN THE 5% ANNUAL RETURN ASSUMED IN THE EXAMPLES. For additional information about the Fund's fees, SEE "Management and Administration of the Fund" in this Prospectus and in the SAI.


                        INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is to provide investment returns that correspond to 125% of the performance of the Russell 2000. In attempting to achieve its objective, the Fund may enter into long positions in stock index futures contracts, options on stock index futures contracts, and options on securities and on stock indices. Under these techniques, the Fund generally will incur a loss if the price of the underlying security or index decreases between the date the Fund initially entered into the transaction and the date on which the Fund terminates its position. The Fund also may invest in shares of individual stocks that are included in the Russell 2000. The Fund also may invest in U.S. Government securities in order to deposit such securities as initial or variation margin, as "cover" for the investment techniques it employs, as part of a cash reserve and for liquidity purposes.

In contrast to a mutual fund that seeks to approximate the return of the Russell 2000, the Fund may produce greater returns than such a fund during periods when the prices of the securities in the Russell 2000 are rising and lower returns than such a fund during periods when the price of securities are declining. Investors in the Fund may experience substantial losses during sustained periods of falling U.S. equity prices.

The Fund is designed principally for experienced investors who intend to follow an asset allocation investment strategy. The Fund is not designed for inexperienced or less sophisticated investors. The Fund seeks investment results that correspond over time to the Russell 2000.

The Adviser uses a number of investment techniques in an effort to correlate the Fund's return with the return of its respective benchmark. The Adviser generally does not use fundamental securities analysis to accomplish such correlation. Rather, the Adviser primarily uses statistical and quantitative analysis to determine the investments the Fund makes and techniques it employs. While the Adviser attempts to minimize any "tracking error" (the statistical measure of the difference between the investment results of the Fund and the performance of its benchmark), certain factors will tend to cause the Fund's investment results to vary from a perfect correlation to its benchmark. The Adviser, however, does not expect that the Fund's total returns will vary from its current benchmark by more than 10% over a twelve-month period. SEE "Special Risk Considerations - Tracking Error." It is the Fund's policy to pursue its investment objective regardless of market conditions, to remain substantially fully invested and not to take defensive positions. However, because of the difficulty in tracking the Fund's benchmark with a small amount of net assets, the Advisor will invest the

Fund's assets in short-term U.S. Government securities until the Fund's net assets reach $10 million. As a result, the Fund may not achieve its investment objective during this period.

The Fund's investment objective is not a fundamental policy and may be changed by the Board of Trustees ("Trustees" or the "Board") without shareholder approval. Certain investment restrictions of the Fund are fundamental policies and may not be changed without the affirmative vote of at least the majority of the outstanding shares of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). All other investment policies of the Fund not specified as fundamental may be changed by the Board of Trustees of the Trust without shareholder approval. There can be no assurance that the Fund will achieve its objective. For a discussion of the instruments the Fund may use, sEE "Investment Techniques and Other Investment Policies."


THE BENCHMARK

RUSSELL 2000 INDEX(TRADEMARK). The Russell 2000 is comprised of the smallest 2000 companies in the Russell 3000 Index. The smallest 2000 companies represent approximately 11% of the Russell 3000 in total market capitalization. Currently, the average market capitalization of the companies included in the Russell 2000 is between $500 million and $750 million.


                           SPECIAL RISK CONSIDERATIONS

The following factors may be important in determining the appropriateness of investing in the Fund.

AGGRESSIVE INVESTMENT TECHNIQUES.
The Fund may engage in certain aggressive investment techniques that may include investing in futures contracts and options on securities, securities indices, and futures contracts. In doing so, a significant portion of the Fund's assets will be held in an account consisting of cash or liquid assets as "cover" for these investment techniques.

The use of options, futures contracts, options on futures contracts, forward contracts and the investment in indexed securities, involve special risks, including (1) imperfect or no correlation between the price of options and futures contracts and the movements in the price of the underlying securities, indices, or futures contracts, (2) possible lack of a liquid secondary market for any particular instrument at a particular time, (3) the fact that the skills needed to use these strategies are different from those needed to select portfolio securities, (4) losses due to unanticipated market price movements,
(5) incorrect forecasts by the Adviser concerning the direction of price fluctuations of the investment involved in the transaction, which may result in the strategy being ineffective, (6) loss of premiums paid by the Fund on options it purchases, and (7) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate assets in connection with such transactions and the possible inability of the Fund to close out or liquidate its position.

These instruments may increase the Fund's volatility and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these instruments could result in a loss if the counterparty to the transaction does not perform as promised or if there is not a liquid secondary market to close out a position that the Fund has entered into.

The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by the Adviser may still not result in a successful transaction. The Adviser may be incorrect in its expectations as to the extent of stock market movements or the time span within which the movements take place.

Options and futures transactions may increase portfolio turnover rates, which results in correspondingly greater commission expenses and transaction costs and may result in certain tax consequences.

New financial products and risk management techniques continue to be developed. The Fund may use these instruments and techniques to the extent consistent with its investment objective and regulatory requirements applicable to investment companies. For further information regarding these techniques, SEE "Investment Techniques and Other Investment Policies" below.

PORTFOLIO TURNOVER.
The Fund anticipates that its investors frequently will redeem Fund shares, as well as exchange their Fund shares for shares of another Potomac Fund. The Fund may have to dispose of certain investments in order to maintain sufficient liquid assets to meet such redemption and exchange requests, thereby causing a high portfolio turnover rate. Because the Fund's portfolio turnover rate will depend largely on the purchase, redemption, and exchange activity of its investors, it is difficult to estimate what the Fund's actual turnover rate will be. Based on the formula prescribed by the SEC, the Fund's portfolio turnover rate is calculated without regard to securities, including options and futures contracts, having a maturity of less than one year. The Fund will hold most of its investments in options and futures contracts, which are excluded from the portfolio turnover rate calculations. If, however, options and futures contracts were included in such calculation, it is expected that the Fund's portfolio turnover rate would be approximately 500%.

A higher portfolio turnover ratio would likely involve correspondingly higher brokerage commissions and other expenses borne by the Fund. Such higher expenses can adversely affect the ability of the Fund to achieve its investment objective.

BORROWING.
The Fund may borrow money from banks for investment purposes, which is a form of leveraging. This leverage will magnify the gains and losses on the Fund's investments and on changes in its net asset value. Leverage also creates interest expenses -- if those expenses exceed the return on the transactions that the borrowings facilitate, the Fund will be in a worse position than if it had not borrowed. The use of the derivatives in connection with leverage creates the potential for significant losses.

TRACKING ERROR.
While the Fund does not expect that its returns over a twelve-month period will deviate from its benchmark by more than 10%, several factors may affect the Fund's ability to achieve this correlation. Among these factors are: (1) Fund expenses, including brokerage expenses and commissions (which may be increased by high portfolio turnover); (2) less than all of the securities in the benchmark being held by the Fund and securities not included in the benchmark being held by the Fund; (3) an imperfect correlation between the performance of instruments held by the Fund, such as futures contracts and options, and the performance of the underlying securities in the cash market comprising an index;
(4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) the Fund holding instruments that are illiquid or the market for which becomes disrupted; (6) the need to conform the Fund's portfolio holdings to comply with the Fund's investment restrictions or policies, or regulatory or tax law requirements; and (7) market movements that run counter to the Fund's investments (which will cause divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging).

Investors should be aware that while index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviation, such as on a daily basis, does occur with these instruments. As a result, the Fund's short-term performance will reflect such deviation from its benchmark.

TRADING HALTS.
The Fund typically will hold most of its investments in short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME") and the Chicago Board of Options Exchange ("CBOE") have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading is halted on that instrument. If such trading halts are instituted by an options or futures exchange at the close of a trading day, the Fund will not be able to execute purchase or sales transactions in the specific option or futures contracts affected. In such an event, the Fund also would be unable to accurately price its outstanding contracts. A trading halt by the CME or the CBOE at the end of a business day would constitute an emergency situation under SEC regulations. If affected by such an emergency, the Fund would not be able to accept investors' orders for purchases, redemptions, or exchanges received earlier during the business day.


                            INVESTMENT TECHNIQUES AND
                            OTHER INVESTMENT POLICIES

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
The Fund may purchase and sell stock index futures contracts and options on such futures contracts. The Fund may purchase and sell futures and options thereon as a substitute for a comparable market position in the underlying securities to attempt to hedge or limit the exposure of its position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether the Fund realizes a gain or loss from futures activities depends upon movements in the underlying index. The extent of the Fund's loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. The Fund will only purchase and sell futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

To the extent that the Fund enters into futures or options on futures contracts traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC"), in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and the premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of its portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, I.E., exercise price of the call. A put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts and options on futures contracts.

OPTIONS ON INDICES AND SECURITIES
The Fund may purchase and sell put and call options on stock indices and on individual securities. The Fund may purchase and sell put and call options as a substitute for a comparable market position in the underlying securities to attempt to hedge or limit the exposure of its position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return, for the premium received from the purchaser of the option, to make delivery of this amount to the purchaser. Unlike the option on securities discussed below, all settlements of index options transactions are in cash.

Some stock index options are based on a broad market index such as the Russell 2000, S&P 500 Index, the New York Stock Exchange Composite Index or the American Stock Exchange Major Market Index, or on a narrower index such the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the CBOE, the American Stock Exchange and other exchanges. Options also are traded in the OTC markets and the Fund may buy and sell both exchange-traded and OTC options.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that the Fund may buy or sell.

By buying a call option on a security the Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, the Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, the Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

INDEXED SECURITIES
The Fund may purchase indexed securities, which are securities the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments.

U.S. GOVERNMENT SECURITIES
The Fund may invest in U.S. Government Securities in order to deposit such securities as initial or variation margin, as "cover" for the investment techniques it employs, as part of a cash reserve and for liquidity purposes. U.S. Government Securities include direct obligations of the U.S. Treasury such as Treasury bills, Treasury notes and Treasury bonds.

U.S. Government Securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

Yields on short-, intermediate- and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of the Fund's portfolio investments in U.S. Government Securities; while a decline in interest rates generally would increase the market value of the Fund's portfolio investments in these securities.

REPURCHASE AGREEMENTS
Under a repurchase agreement, the Fund purchases a U.S. Government Security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund's holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. The Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. The Adviser will monitor the creditworthiness of each firm that is a party to a repurchase agreement with the Fund. In the event of default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by the Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller's obligation to repurchase the security.

ILLIQUID  INVESTMENTS
The Fund may purchase and hold illiquid investments, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended ("1933 Act'), but which can be offered and sold to "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. The term "illiquid investments" for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investments. Under the current SEC staff guidelines, illiquid investments also include purchased OTC options, certain cover for OTC options, repurchase agreements not terminable within seven days and restricted securities not determined to be liquid pursuant to guidelines established by the Trustees.

OTHER INVESTMENT PRACTICES
The Fund may borrow for investment purposes. The Fund may also borrow money as a temporary measure for extraordinary or emergency purposes and to meet redemption requests without immediately selling portfolio securities. In addition, the Fund may lend securities to broker-dealers and financial institutions, provided that the borrower at all times maintains cash collateral in an amount equal to at least 100% of the market value of the securities loaned. Such loans will not be made if, as a result, the aggregate amount of all outstanding loans by the Fund would exceed 33 1/3% of its total assets. For a more detailed discussion of these practices, see the SAI.


                             PORTFOLIO TRANSACTIONS
                                  AND BROKERAGE

The Adviser will place orders to execute securities transactions that are designed to implement the Fund's investment objective and policies. In placing such orders, the Adviser will seek the most favorable price and efficient execution available. In order to obtain brokerage and research services, however, a higher commission sometimes may be paid. Brokerage commissions normally are paid on exchange-traded securities transactions and on options and futures transactions.

When selecting a broker or dealer to execute portfolio transactions, the Adviser considers many factors, including the rate of commission or the size of the broker-dealer's "spread," the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to the Adviser. The Adviser may select one broker-dealer over another based on whether the broker-dealer provides research services to the Adviser.


                            HOW TO INVEST IN THE FUND

GENERAL
The minimum initial investment is $10,000, which can be allocated in any amounts among the six portfolios of the Potomac Funds. Fund shares are offered at the daily public offering price, which is the net asset value per share next computed after receipt of the investor's order. SEE "Determination of Net Asset Value." No sales charges are imposed on initial or subsequent investments in the Fund. The Fund reserves the right to reject or refuse, at its discretion, any order for the purchase of Fund shares in part or whole. The minimum amount for subsequent investments in the Fund is $1,000.

Investments in the Fund may be made (1) through securities dealers who have the responsibility to transmit orders promptly and who may charge a processing fee or (2) directly with the Fund by mail or bank wire transfer to the Fund's transfer agent, Firstar Mutual Fund Services, LLC ("Transfer Agent") as described below.

BY MAIL
You may purchase shares of the Fund directly by completing and signing the Account Application included with the Prospectus and making out a check payable to "Potomac Funds". Your investment will be allocated among the six portfolios of the Potomac Funds as you specify on the Account Application. Mail the check, along with the completed Account Application, to Potomac Funds, c/o Firstar Mutual Fund Services, LLC, P.O. Box 1993, Milwaukee, Wisconsin 53201-1993.

Completed Account Applications and checks also may be sent by overnight or express mail. To ensure proper delivery, please use the following address:
Potomac Funds, c/o Firstar Mutual Fund Services, LLC, 3rd Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Third party checks will not by accepted by the Fund. All purchases must be in U.S. Dollars. A $25.00 fee will be imposed by the Transfer Agent if any check used for investment in an account does not clear due to insufficient funds.

BY BANK WIRE TRANSFER
To establish a new account by wire  transfer,  please call the Transfer Agent at
(800) 851-0511 to obtain a Potomac Funds account number. You must send a completed Account Application to the Fund at the above address immediately following the investment. Payment for Fund shares should be wired through the Federal Reserve System as follows:

            Firstar Bank Milwaukee, N.A.
            777 East Wisconsin Avenue
            Milwaukee, Wisconsin 53202
            ABA number 0750-00022
            For credit to Firstar  Mutual  Fund  Services,  LLC
            Account  Number 112-952-137
            For  further  credit to the Potomac  Funds
            Shareholder name: ___________________________
            Shareholder account number:__________________

Your bank may charge a fee for such services. If the purchase is canceled because your wire transfer is not received, you may be liable for any the loss the Fund may incur.

Physical certificates representing the Fund's shares are not issued. Shares of the Fund are recorded on a register by the Transfer Agent.


                          TAX-DEFERRED RETIREMENT PLANS

The Fund offers individual retirement accounts ("IRAs"), including Roth IRAs, that may be funded with purchases of Fund shares and may allow investors to defer tax on their income from amounts contributed to the IRAs. A description of applicable service fees and certain limitations on contributions and withdrawals, as well as Application Forms, are available from the Fund upon request.


                         REDEEMING SHARES (WITHDRAWALS)

GENERAL
You may withdraw all or any part of your investment by redeeming Fund shares at the next determined net asset value per share after receipt of the order. The amount received will depend on the market value of the investments in the Fund's portfolio at the time of determination of net asset value. Shares of the Fund may be redeemed by written request or by telephone to the Transfer Agent subject to the procedures described below. When you redeem shares over the telephone, those redemption proceeds will be sent only to your address of record or to a bank account specified in your Account Application. In addition, redemption proceeds may be sent by wire transfer to a bank account specified in your Account Application. The minimum amount of a wire transfer redemption is $5,000. You will be charged $12.00 for wire redemptions to cover transaction costs.

If you request payment of redemption proceeds to a third party or to a location other than your address of record or a bank account specified in the Account Application, your request must be in writing and your signature guaranteed. In addition, if you request in writing redemption of $100,000 or more, your signature must be guaranteed. A signature guarantee will be accepted from a commercial bank, savings association, securities broker or dealer, or credit union. A notary public cannot provide a signature guarantee.

Payment of redemption proceeds will be made within seven days following the Fund's receipt of your request for redemption. For investments that have been made by check, payment on redemption requests may be delayed until the Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Fund (which may require up to 10 business days). To avoid redemption delays, purchases may be made by cashiers or certified check or by direct wire transfers.

The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange ("NYSE"), the Nasdaq Stock Market ("Nasdaq"), the CME, or the CBOE, or the Federal Reserve Bank of New York, as appropriate, is closed (other than customary weekend or holiday closings) or trading on the NYSE, the Nasdaq, the CME, or the CBOE, as appropriate, is restricted. In addition, the rights of redemption may be suspended or the date of payment postponed for the Fund for a period during which an emergency exists so that disposal of the Fund's investments or the determination of its net asset value is not reasonably practicable or for a such periods as the SEC, by order, may permit for protection of the Fund's investors.

LOW BALANCE ACCOUNTS
Because of the high cost of maintaining accounts with low balances, it is the Trust's policy to redeem involuntarily Fund shares in any account, including a retirement account, if the account balance falls below $10,000 in total value in the Trust. This policy does not apply to accounts that fall below the minimum balance due to market fluctuations. The Trust will provide 30 days' written notice to all such shareholders to bring the account balance up to the minimum investment required or the Trust may redeem shares in the account and pay the proceeds to the shareholder. A redemption from a tax-qualified retirement plan may have adverse tax consequences and a shareholder contemplating such a redemption should consult his or her tax adviser.

                                    EXCHANGES

Fund  shares  may be  exchanged,  without  any  charge,  for shares of any other
Potomac Fund on the basis of the respective net asset values of the shares involved. Exchanges may be effected by written request or by telephone to the Transfer Agent subject to the procedures described below. Exchanges must be for at least the lesser of $1,000 or the entire account balance for the Fund from which the exchange is made.

                           PROCEDURES FOR REDEMPTIONS
                                  AND EXCHANGES

GENERAL
In requesting a redemption or exchange, you should provide your account name, account number, the number of or percentage of shares or the dollar value of shares to be exchanged or redeemed, as applicable, and the names of the Funds involved. Exchanges may only be made between identically registered accounts. In addition, any written request must be signed by a shareholder and all co-owners of the account with exactly the same name or names used in establishing the account.

BY MAIL
Requests for redemptions and exchanges may be made in writing and directed to the Potomac Funds, c/o Firstar Mutual Fund Services, LLC, P.O. Box 1993 Milwaukee, Wisconsin 53201-1993. Any such requests sent overnight or express mail should be directed to the Potomac Funds, c/o Firstar Mutual Fund Services, LLC 3rd Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

BY TELEPHONE
You may redeem or exchange Fund shares by calling the Transfer Agent at (800) 851-0511. Shares may be redeemed by telephone only if your Account Application reflects that option. Telephone requests may be made only between 9:00 A.M. AND 3:40 P.M, Eastern time.

TELEPHONE REDEMPTION AND EXCHANGE ORDERS WILL BE ACCEPTED ONLY DURING THE PERIODS INDICATED ABOVE.

By establishing such telephone services, you authorize the Fund or their agents to act upon verbal instructions to redeem or exchange Fund shares for any account for which such service has been authorized. In an effort to prevent unauthorized or fraudulent telephone transaction requests, the transfer agent will employ reasonable procedures specified by the Fund to confirm that such instructions are genuine. For instance, the Transfer Agent will require some form of personal identification prior to acting upon telephone instructions, provide written confirmation after such transactions, and record telephone instructions. When acting on instructions believed to be genuine, the Trust, Adviser, Transfer Agent and their trustees, directors, officers and employees are not liable for any loss resulting from a fraudulent telephone transaction request and the investor will bear the risk of loss. To the extent that the Trust, Adviser, Transfer Agent and their trustees, directors, officers and employees do not employ such procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions. You also should be aware that telephone redemption or exchanges may be difficult to implement in a timely manner during periods of drastic economic or markets changes. If such conditions occur, redemption or exchange orders can be made by mail.


                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Fund is computed at 4:15 p.m. Eastern time, fifteen minutes after the close of normal trading on the NYSE (currently 4:00 p.m. Eastern time) each day the NYSE is open for business.

The Fund's net asset value serves as the basis for the purchase and redemption price of its shares. The net asset value per share of the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Trustees or by the Adviser using methods established or ratified by the Trustees.

For purposes of determining net asset value per share of the Fund, options and futures contracts are valued at the closing prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. A settlement price may not be used for the foregoing purposes if the market makes a limited move with respect to a particular commodity.

OTC securities held by the Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and ask price is used. The portfolio securities of the Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and ask price is used. Dividend income and other distributions are recorded on the ex-distribution date.

Illiquid  securities,  securities  for  which  reliable  quotations  or  pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Adviser or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Fund are valued at fair value.


                             PERFORMANCE INFORMATION

From time to time the Fund may advertise its average annual total return and compare its performance to that of other mutual funds with similar investment objectives and to relevant indices. Performance information is computed for the Fund in accordance with the methods discussed below.

The Fund may include the total return of its shares in advertisements or other written material. When the Fund advertises the total return of its shares, it will be calculated for the one-, five-, and ten-year periods or, if such periods have not yet elapsed, the period since the establishment of the Fund. Total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of that investment and at the end of the period (assuming reinvestment of any dividends capital gain distributions at net asset value). For more information on Fund performance, SEE "Performance Information" in the SAI.


                        DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund intends to distribute to its shareholders annually all of its net investment income and net realized capital gains. All income dividends and distributions of net capital gains will be automatically reinvested in additional shares of the Fund at the net asset value calculated on the ex-distribution date, unless you request otherwise in writing. Dividends and other distributions of the Fund are taxable to its shareholders, as discussed below under "Taxes," whether the distributions are reinvested in additional shares or are received in cash. You will receive a statement of your account at least quarterly.


                                      TAXES

The Fund is treated as a separate corporation for federal income tax purposes and will seek to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). Dividends distributed by the Fund (including distributions of net short-term capital gain), if any, are taxable to its shareholders as ordinary income, regardless of whether the dividends are reinvested in Fund shares or received in cash. Distributions of the Fund's net capital gain (i.e., the excess of net long-term gain over net short-term capital loss), if any, are taxable to its shareholders as long-term capital gains, regardless of how long they held their Fund shares and whether the distributions are reinvested in Fund shares or received in cash. A shareholder's sale (redemption) of Fund shares may result in a taxable gain, depending on whether the redemption proceeds are more or less than the adjusted basis for the shares. An exchange of Fund shares for shares of another portfolio of the Trust generally will have similar consequences.

Shareholders are required by law to certify that their taxpayer identification number ("TIN") is correct and that they are not subject to back-up withholding. The Fund is required to withhold 31% of all dividends, capital gain distributions, and redemption proceeds payable to individuals and other non-corporate shareholders who do not provide the Fund with a correct TIN.
Withholding at that rate also is required from dividends and capital gain distributions payable to shareholders who otherwise are subject to back-up withholding.

Because the foregoing only summarizes some of the important Federal income tax considerations affecting the Fund and its shareholders, please see the discussion in the SAI. Prospective investors are urged to consult their tax advisers.


             MANAGEMENT AND ADMINISTRATION OF THE TRUST AND THE FUND

BOARD OF TRUSTEES
The business and affairs of the Fund are managed under the direction of the Trustees. The Trustees are responsible for the general supervision of the Fund's business affairs and for exercising all the Fund's powers except those reserved to the shareholders. The day-to-day operations of the Fund are the responsibility of the its officers.

INVESTMENT ADVISER
Rafferty Asset Management, LLC, 550 Mamaroneck Avenue, Harrison, New York 10528, provides investment advice to the Fund. The Adviser has been registered as an investment adviser since June 1997 and was organized as a New York limited liability corporation in May 1997. Lawrence C. Rafferty owns a controlling interest in the Adviser.

The Adviser manages the investment of the assets of the Fund, in accordance with its investment objective, policies and limitations, subject to the general supervision and control of the Trustees and the officers of the Trust. The Adviser bears all costs associated with providing these advisory services and the expenses of the Trustees who are affiliated persons of the Adviser. The Adviser, from its own resources, also may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pays all distribution costs for Fund shares.

Under an investment agreement between the Trust and the Adviser, the Fund pays the Adviser a fee 0.75% at an annualized rate, based on a percentage of its daily net assets.

PORTFOLIO MANAGEMENT
The Fund is managed by an investment committee, which is responsible for the investment activities of the Fund.

ADMINISTRATOR
The Trust, on behalf of the Fund, has entered into an Administrative Services Agreement with Firstar Mutual Fund Services, LLC ("Administrator") that obligates the Administrator to provide the Fund with administrative and management services, other than investment advisory services. As compensation for these services, the Trust pays the Administrator a fee of .06% of the first $200,000,000 of the Trust's average daily net assets, .05% of the next $300,000,000 of the Trust's average net assets, and .03% of the Trust's average net assets in excess of $500,000,000. Notwithstanding the foregoing, the Administrator's minimum annual fee from the Trust is $150,000.

DISTRIBUTOR
Rafferty Capital Markets, Inc., 550 Mamaroneck Avenue, Harrison, NY 10528 serves as the distributor of the Fund's shares. The Distributor has entered into dealer agreements with participating dealers who will distribute shares of the Fund.

TRANSFER AGENT AND CUSTODIAN
Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent to the Fund. Firstar Bank Milwaukee, N.A., 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as custodian of the portfolio securities of the Fund.

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, are the auditors of and the independent accountants for the Fund.


                  GENERAL INFORMATION ABOUT THE TRUST AND FUND

ORGANIZATION OF THE TRUST AND VOTING RIGHTS
The Trust was organized as a Massachusetts business trust on June 6, 1997 and registered with the SEC as an open-end management investment company under the 1940 Act. The Trust may issue unlimited shares of beneficial interest, no par value, in such separate and distinct series and classes of shares as the Trustees shall from time to time establish.

Fund shares have equal voting rights. Only shares of the Fund may vote on matters affecting it. All shares of the Trust vote on matters affecting the Trust as a whole and to elect Trustees. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Fund shares are nontransferable.

As a Massachusetts business trust, the Fund is not obligated to conduct annual shareholder meetings. However, the Fund will hold special shareholder meetings whenever required to do so under the Federal securities laws or the Trust's Declaration of Trust or its By-Laws. Shareholders may remove Trustees from office by votes cast at a special meeting of shareholders. If requested by the shareholders of at least 10% of the outstanding shares of the Trust, the Trustees will call a special meeting of shareholders to vote on the removal of a Trustee and will assist in communications with other shareholders.

FUND EXPENSES
The Fund pays all of its own expenses. These expenses include expenses for legal accounting and auditing services, preparing (including typesetting and printing) reports, prospectuses, supplements thereto and notices to its existing shareholders, advisory and management fees, fees and expenses of the custodian and transfer and dividend disbursing agents, the distribution fee, the expense of issuing and redeeming shares, the cost of registering shares under the Federal and state laws, shareholder meeting and related proxy solicitation expenses, the fees and out-of-pocket expenses of Trustees who are not affiliated with the Adviser, insurance, brokerage costs, litigation, and other expenses properly payable by the Fund.

CLASSIFICATION OF THE FUND
The Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act. The Fund is considered "non-diversified" because a relatively high percentage of its assets may be invested the securities of a limited number of issuers, primarily within same the industry or economic sector. A non-diversified Fund's portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a diversified investment company.

A Fund's classification as a "non-diversified" investment company means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. The Fund, however, intends to qualify as a RIC. This requires, among other things, that the Fund, at the end of each quarter of its tax year, meet certain diversification standards.

DISTRIBUTION OF FUND SHARES
The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will compensate the Distributor for certain expenses incurred in the distribution of its shares and the servicing and maintenance of existing Fund shareholder accounts. However, the Trustees have not authorized payment of any fees pursuant to the Plan.

MASTER/FEEDER OPTION
The Fund may in the future seek to achieve its investment objective by investing all its net assets in another investment company ("Master Fund") having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected than any such investment company would be managed by the Adviser in substantially the same manner as the Fund. If permitted by applicable laws and policies then in effect, any such investment may be made in the sole discretion of the Trustees without further approval of shareholders of the Fund. However, the Fund's shareholders will be given 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. No assurance can be given that costs will be materially reduced if this option is implemented.

SHAREHOLDER INQUIRIES
Shareholder inquiries can be made by telephone to the Fund at (800) 851-0511.



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS, OR IN THE SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                           POTOMAC SMALL CAP PLUS FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                             100 South Royal Street
                           Alexandria, Virginia 22314

                              550 Mamaroneck Avenue
                            Harrison, New York 10528

                                 (800) 851-0511

The Potomac Small Cap Plus Fund (the "Fund") is an investment portfolio of the Potomac Funds (the "Trust"), a no-load management investment company, or mutual fund. The Fund seeks to provide investment returns that correspond to 125% of the performance of the Russell 2000 Index. The Fund is designed principally for experienced investors many of whom employ an asset allocation strategy. The Fund is not designed for inexperienced or less sophisticated investors. This Statement of Additional Information dated _______, 1999, is not a prospectus. It should be read in conjunction with the Trust's Prospectus dated, 1999. A copy of the Prospectus is available, without charge, upon request to the Trust at the address or telephone number above.

                                TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----
GENERAL INFORMATION..........................................................2
INVESTMENT POLICIES AND TECHNIQUES...........................................2
   General...................................................................2
   Options, Futures and Other Strategies.....................................2
   U.S. Government Securities................................................6
   Indexed Securities........................................................7
   American Depository Receipts ("ADRs").....................................7
   Repurchase Agreements.....................................................7
   Borrowing.................................................................8
   Lending Portfolio Securities..............................................9
   Investments in Other Investment Companies.................................9
   Illiquid Investments and Restricted Securities............................9
   Portfolio Turnover.......................................................10
INVESTMENT RESTRICTIONS.....................................................10
PORTFOLIO TRANSACTIONS AND BROKERAGE........................................12
MANAGEMENT OF THE TRUST AND FUND............................................13
   Trustees and Officers....................................................13
   Investment Adviser.......................................................15
   Fund Administrator, Fund Accountant, Transfer Agent and Custodian........15
   Distributor..............................................................16
   Distribution Plan........................................................16
   Independent Accountants..................................................17
DETERMINATION OF NET ASSET VALUE............................................17
PERFORMANCE INFORMATION.....................................................17
   Comparative Information..................................................17
   Total Return Computations................................................18
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES....................................18

                               GENERAL INFORMATION
The Trust is a Massachusetts business trust organized on June 6, 1997 and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust currently offers six separate investment portfolios, including the Fund. The Fund is designed principally for experienced investors seeking an asset allocation vehicle. The Fund seeks investment results that correspond over time to a specific benchmark. The Fund may be used independently or in combination with the other investment portfolios of the Trust as part of an overall strategy.


                       INVESTMENT POLICIES AND TECHNIQUES

GENERAL
The following information supplements the discussion in the Prospectus of the investment objective, policies and limitations of the Fund. Please refer to the sections entitled "Investment Objective and Policies" and "Investment Techniques and Other Investment Policies" in the Prospectus for a discussion of the investment objective and policies of the Fund. Rafferty Asset Management, LLC (the "Adviser") serves as the Fund's investment adviser. Capitalized terms not otherwise defined herein shall have the same meaning as assigned in the Prospectus.

The Fund may engage in the investment strategies discussed below. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund's objectives.

OPTIONS, FUTURES AND OTHER STRATEGIES
GENERAL. As discussed in the Prospectus, the Fund may use certain options, futures contracts (sometimes referred to as "futures"), and options on futures contracts (collectively, "Financial Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the "CFTC"). In addition, the Fund's ability to use Financial Instruments will be limited by tax considerations. See "Dividends, Other Distributions and Taxes."

In addition to the instruments, strategies and risks described below and in the Prospectus, the Adviser may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the Adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The Adviser may utilize these opportunities to the extent that they are consistent with the Fund's investment objective and permitted by the Fund's investment limitations and applicable regulatory authorities. The Fund's Prospectus or SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

SPECIAL RISKS. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1) Successful use of most Financial Instruments depends upon the Adviser's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

(2) Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)   As  described  below,  the Fund might be required  to  maintain  assets as
"cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (E.G., Financial Instruments other than purchased options). If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

COVER. Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, Firstar Bank Milwaukee, N.A. ("Custodian"), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, over-the-counter ("OTC") options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund's ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDICES. Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

RISKS OF OPTIONS ON INDICES. If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures commission merchant. When the Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

COMBINED POSITIONS. The Fund may purchase and write options in combination with each other. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

U.S. GOVERNMENT SECURITIES
Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities") include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

U.S.  Government  agencies  and   instrumentalities   that  issue  or  guarantee
securities include, but are not limited to, the Federal Housing  Administration,

Fannie Mae (the Federal National Mortgage Association), the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association ("Ginnie Mae"), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association.

Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by Fannie Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

INDEXED SECURITIES
The Fund may purchase securities the value of which varies in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S.
Government agencies. Certain indexed securities that are not traded on an established market may be deemed illiquid. See "Illiquid Investments and Restricted Securities" below.

AMERICAN DEPOSITORY RECEIPTS ("ADRS")
ADRs include ordinary shares and New York shares. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. ADRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. Repurchase agreements generally are for a short period of time, usually less than a week. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. The Fund may not enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See "Illiquid Investments and Restricted Securities" below.

The Fund follows certain procedures and guidelines adopted by the Board of Trustees ("Trustees" or the "Board") designed to minimize the risks inherent in such transactions. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established institutions whose financial condition will be monitored by the Adviser. In addition, the Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited.

BORROWING
The Fund may borrow money for investment purposes and as a temporary measure for extraordinary or emergency purposes and to meet redemption requests without immediately selling portfolio securities.

Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in the Fund's net asset value. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for the Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced.

The Fund may borrow money to facilitate management of its portfolio by enabling it to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the Fund promptly.

As required by the 1940 Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, the Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Fund may pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.

LENDING PORTFOLIO SECURITIES
The Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from the Fund by depositing any combination of short-term government securities and cash as collateral with the Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. While the Fund's portfolio securities are on loan, the Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. The Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the Fund on four business days' notice or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the Fund and its shareholders. The Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. The Fund currently has no intention of lending its portfolio securities.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations.

ILLIQUID INVESTMENTS AND RESTRICTED SECURITIES
The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), which the Board or the Adviser has determined under Board-approved guidelines are liquid. The Fund, however, currently does not anticipate investing in such restricted securities.

The term "illiquid investments" for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days, (2) securities for which market quotations are not readily available, (3) OTC options and their underlying collateral, (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand and (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Fund may not be able to sell illiquid investments when the Adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on net asset value.

Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund may be unable to dispose of such securities promptly or at reasonable prices.

PORTFOLIO TURNOVER
As discussed in the Prospectus, the Fund anticipates that its investors, as part of an asset allocation investment strategy, frequently will redeem Fund shares, as well as exchange their Fund shares for shares of other portfolios of the Trust. The Fund may have to dispose of certain portfolio investments to maintain sufficient liquid assets to meet such redemption and exchange requests, thereby causing a high portfolio turnover.

The Fund's portfolio turnover rate is calculated by the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of the Fund's investments may have a remaining maturity of less than one year; in which case, the portfolio turnover rate for that period would be equal to zero. However, the Fund's portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.


                             INVESTMENT RESTRICTIONS

The Fund has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, a "vote of the majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of a Fund or
(2) 67% or more of the shares of a Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time the Fund's borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

THE FUND HAS ADOPTED THE FOLLOWING FUNDAMENTAL INVESTMENT POLICY that enables it to invest in another investment company or series thereof that has substantially similar investment objectives and policies:

      Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

THE FUND HAS ADOPTED THE FOLLOWING INVESTMENT LIMITATIONS:

The Fund shall not:

1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except (1) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies and limitations, or (2) by engaging in repurchase agreements with respect to portfolio securities.

2. Underwrite securities of any other issuer.

3. Purchase, hold, or deal in real estate or oil and gas interests.

4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except (1) that the Fund may issue senior securities in connection with transactions in options, futures, options on futures, forward contracts, swaps, caps, floors, collars and other similar investments and (2) as otherwise permitted herein and in Investment Limitations Nos. 5, 7, and 8.

5. Pledge, mortgage, or hypothecate the Fund's assets, except (1) to the extent necessary to secure permitted borrowings, (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis, and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

6. Invest in physical commodities, except that the Fund may purchase and sell options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

7. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

8. Make short sales of portfolio securities or purchase any portfolio securities on margin but may make short sales "against the box," obtain such short-term credits as are necessary for the clearance of transactions, and make margin payments in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

9. Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund's total assets), (2) as a temporary measure and then only in amounts not to exceed 5% of the value of the Fund's total assets, (3) to enter into reverse repurchase agreements, and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.



                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, the Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Adviser expects that the Fund may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

In effecting portfolio transactions for the Fund, the Adviser seeks best execution of trades either (1) at the most favorable price and efficient execution of transactions, or (2) with respect to agency transactions, at a higher rate of commission if reasonable in relation to brokerage and research services provided to the Fund or the Adviser. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

The Adviser may use research and services provided to it by brokers in servicing the Fund; however, not all such services may be used by the Adviser in connection with a Fund. While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by the Adviser, this information and these services are of indeterminable value and would not reduce the Adviser's investment advisory fee to be paid by the Fund.

Purchases and sales of U.S. Government Securities normally are transacted through issuers, underwriters or major dealers in U.S. Government Securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.


                        MANAGEMENT OF THE TRUST AND FUND

TRUSTEES AND OFFICERS
The following table lists the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years. Unless otherwise noted, an individual's business address is 550 Mamaroneck Avenue, Harrison, New York 10528.

                                             Position With                         Principal Occupation
               Name                            the Trust                          During Past Five Years
               ----                            ---------                          ----------------------
Lawrence C. Rafferty* (56)           Chief Executive Officer,        Chairman and Chief Executive Officer of the
                                     President, Chairman of          Adviser, 1997-present; Chief Executive Officer
                                     the Board of Trustees           of Rafferty Companies, LLC, 1996-present; Chief
                                                                     Executive Officer of Cohane Rafferty
                                                                     Securities, Inc., 1987-present (investment
                                                                     banking); Chief Executive Officer of Rafferty
                                                                     Capital Markets, Inc., 1995-present; Trustee of
                                                                     Fairfield University.

Jay F. Higgins* (53)                 Trustee                         Managing Partner of CloverLeaf Partners, Inc.,
411 West Putnam Street                                               1992-1997 (investment banking).
Greenwich, CT 06830

Daniel J. Byrne (54)                 Trustee                         President and Chief Executive Officer of Byrne
1325 Franklin Avenue                                                 Securities Inc., 1992-present; Partner of Byrne
Suite 285                                                            Capital Management LLP, 1996-present.
Garden City, NY 11530

George T. Glisker (51) 010           Trustee                         President  of  GTG   Securities   Corp.,   April
Franklin Avenue                                                      1997-present  (hedge  fund);  President  of  New
Garden City, NY 11530                                                York Capital Mkts. Inc.

Gerald E. Shanley III (54) 12        Trustee                         Business Consultant, 1985-present; Trustee of
First Street Pelham, NY 10803                                        Estate of Charles S. Payson, 1987-present.

James Terry Apple (59)               Chief Investment Officer        Vice President of the Adviser, 1997-present;
100 S. Royal Street                                                  Portfolio Manager of PADCO Advisors, 1994-1997;
Alexandria, VA 22314                                                 Portfolio Manager of Money Management
                                                                     Associates, 1992-1993.


                                       13

Timothy P. Hagan (56)                Chief Financial Officer         Vice President of the Adviser, 1997-present;
100 S. Royal Street                                                  Vice President of PADCO Advisers, 1993-1997,
Alexandria, VA 22314                                                 Vice President of Money Management Associates,
                                                                     1981-1993.

Philip A. Harding (55)               Senior Vice President           Vice President of the Adviser, 1997-present;
                                                                     Vice President of Commerzbank (USA), 1995-1997;
                                                                     Senior Vice President of Sanwa Bank (USA),
                                                                     1992-1995.

Thomas A. Mulrooney (51)             Chief Operating Officer         Chief Operating Officer of the Adviser,
                                                                     1997-present; President of Rafferty Capital
                                                                     Markets, 1995-1997; Managing Partner of Cantor
                                                                     Fitzgerald, Inc., 1993-1995; Executive Vice
                                                                     President and Director of Trading for J.J.
                                                                     Kenny Drake, Inc., 1985-1993.

Stephen P. Sprague (49)              Treasurer, Controller and       Vice President and Chief Financial Officer of
                                     Assistant Secretary             the Adviser, 1997-present; Chief Financial
                                                                     Officer of Rafferty Companies, LLC,
                                                                     1994-present; Chief Accountant--International
                                                                     Sub., Goldman Sachs & Co., 1983-1993.

Robert J. Zutz (46)                  Secretary                       Partner, Kirkpatrick & Lockhart LLP (law firm).
1800 Massachusetts Ave.
Washington, DC 20036

Eric W. Falkeis (25)                 Assistant Secretary             Compliance Officer, Firstar Mutual Fund
615 East Michigan Street                                             Services LLC, 1997-present; Audit Senior with
Milwaukee, WI 53202                                                  PricewaterhouseCoopers LLP, 1995-1997

Mark D. Edwards (40)                 Vice President                  [Biographical information to be provided]
100 S. Royal Street
Alexandria, VA 22314

-----------------

* Messrs. Rafferty and Higgins are deemed to be "interested persons" of the Trust, as defined by the 1940 Act.

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

The Trust will pay the Trustees who are not "interested persons" of the Trust as defined by the 1940 Act ("Independent Trustees") $500 per meeting of the Board. The Adviser will pay Mr. Higgins similar compensation per meeting of the Board. Trustees also are reimbursed for any expenses incurred in attending Board meetings. None of the Trustees have previously or currently serve as a Trustee or in a comparable capacity for any other registered investment company and, thus, have not received any prior compensation for such service.

INVESTMENT ADVISER
The Fund's investment adviser, Rafferty Asset Management, LLC, was organized as a New York limited liability corporation in 1997. The Adviser has been registered as an investment adviser since June 1997. The Adviser is controlled by Lawrence C. Rafferty.

Under an Investment Advisory Agreement between the Trust, on behalf of the Fund, and the Adviser ("Advisory Agreement"), the Adviser provides a continuous investment program for the Fund's assets in accordance with its investment objective, policies and limitations, and oversees the day-to-day operations of the Fund, subject to the supervision of the Trustees. The Adviser bears all costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with or interested persons of the Adviser. The Fund bears all other expenses that are not assumed by the Adviser as described in the Prospectus. The Fund also is liable for nonrecurring expenses as may arise, including litigation to which the Fund may be a party. The Fund also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement the Fund pays the Adviser a fee at an annual rate of 0.75% based on its average daily net assets.

The Advisory Agreement was approved by the Trustees (including all Independent Trustees) and the Adviser, in compliance with the 1940 Act. The Advisory Agreement will continue in force for a period of two years after the date of its approval. The Agreement is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Adviser or the Fund, and
(2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund. The Advisory Agreement automatically terminates on assignment and is terminable on 60 days' written notice either by the Fund or the Adviser.

FUND ADMINISTRATOR, FUND ACCOUNTANT, TRANSFER AGENT AND CUSTODIAN
Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administrative, fund accounting and transfer agent services to the Fund. Firstar Bank Milwaukee, N.A., 615 East Michigan Street, Milwaukee, Wisconsin 53202 provides custodian services to the Fund.

Pursuant to an Administration Servicing Agreement ("Service Agreement") between the Trust and Firstar Mutual Fund Services, LLC ("Administrator"), the Administrator provides the Fund with administrative and management services (other than investment advisory services). As compensation for these services, the Trust pays the Administrator a fee of .06% of the first $200,000,000 of the Trust's average daily net assets, .05% of the next $300,000,000 of the Trust's average daily net assets, and .03% of the Trust's average daily net assets in excess of $500,000,000. Notwithstanding the foregoing, the Administrator's minimum annual fee is $150,000.

Pursuant to a Fund Accounting Servicing Agreement between the Trust and Firstar Mutual Fund Services, LLC ("Fund Accountant"), the Fund Accountant provides the Fund with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. For these services, the Trust pays the Fund Accountant a flat annual fee of $22,000 for the first $40 million of average daily net assets of the Fund. The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.

Pursuant to a Custodian Agreement, Firstar Bank Milwaukee, N.A. serves as the Custodian of the Fund's assets. Under the terms of the Custodian Agreement, the Custodian holds and administers the assets in the Fund's portfolio.

DISTRIBUTOR
Rafferty Capital Markets, Inc., 550 Mamaroneck Avenue, Harrison, New York 10528, serves as the distributor ("Distributor") in connection with the offering of the Fund's shares on a no-load basis. The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Fund as agents on a best efforts basis and are not obligated to sell any specific amount of shares.

DISTRIBUTION PLAN
Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted such a plan (the "Plan") for the Fund pursuant to which the Fund would compensate the Distributor for certain expenses incurred in the distribution of its shares and the servicing and maintenance of existing Fund shareholder accounts. Pursuant to the Plan, the Fund may pay the Distributor a service fee of up to 0.25% and a distribution fee of up to 0.75% of the Fund's average daily net assets. However, the Trustees have not authorized payment of any fees pursuant to the Plan. The Trustees will authorize such payments only when they believe that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. If the Trustees do authorize payment of fees pursuant to the Plan, the Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plan and the purposes for which such expenditures were made.

The Plan will continue in effect, with respect to the Fund, from year to year as long as its continuance is approved annually by either the Trustees or by a vote of a majority of the outstanding voting securities of the Fund. In either case, to continue, the Plan must be approved by the vote of a majority of Independent Trustees. The Plan can be terminated, with respect to the Fund, at any time by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund.

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, are the auditors and the independent accountants for the Fund.


                        DETERMINATION OF NET ASSET VALUE

As described in the Prospectus, the net asset value per share of the Fund is determined daily, Monday through Friday, each day the New York Stock Exchange ("NYSE") is open for business, which excludes New Year's Day, Presidents' Day, Martin Luther King's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

A security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sales price on the principal exchange or market on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and ask price is used. When market quotations for options and futures positions held by the Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which the Adviser has reason to question the validity of quotations received, are valued at fair value as determined in good faith in accordance with procedures established by the Board. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.


                             PERFORMANCE INFORMATION

The Fund's performance data quoted in reports, advertising and other promotional materials represents past performance and is not intended to indicate future performance. The investment return and principal value for the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original costs.

COMPARATIVE INFORMATION
From time to time, the Fund's performance may be compared with recognized stock and other indices, such as the Russell 2000 Index ("Russell 2000"), the Standard & Poor's Composite Stock Price Index ("S&P 500"), the Dow Jones Industrial Average ("DJIA"), the Nasdaq 100 Stock Index (TRADEMARK) ("Nasdaq Index"), and the Nasdaq Composite Index (TRADEMARK)("Nasdaq Composite") and various other domestic indices. The S&P 500 is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or operating expenses.

In addition, the Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment objectives, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), and CDA Investment Technologies, Inc. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Since the assets in all mutual funds are always changing, the Fund may be ranked within one Lipper asset-size class at one time and in another Lipper asset-size class at some other time. Footnotes in advertisements and other marketing literature will include the time period and Lipper asset-size class, as applicable, for the ranking in question. Performance figures are based on historical results and are not intended to indicate future performance.

TOTAL RETURN COMPUTATIONS
For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Such average annual total return quotes for the Fund are calculated according to the following formula:

                                        P(1+T)n[SUPERSCRIPT]=ERV

      Where:    P =  a hypothetical initial payment of $1,000
                T =  average annual total return
                n =  number of years (either 1, 5 or 10)
              ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods, as applicable, at the end of that period

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5 and 10 year periods or a shorter period dating from the commencement of the Fund's operations. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

From time to time, the Fund also may include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the Fund with other measures of investment return. For example, in comparing the total return of the Fund with data published by Lipper or with such market indices as the performance of the Russell 2000 the Fund calculates its aggregate total return for the specified periods of time by assuming an investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.


                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS
Dividends from net investment income and any distributions of realized net capital gains will be distributed as described in the Prospectus under "Dividends and Other Distributions." All distributions from the Fund normally will be automatically reinvested without charge in additional shares of the Fund.

TAXES
REGULATED INVESTMENT COMPANY STATUS. To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund -- which is treated as a separate corporation for these purposes -- must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government Securities, securities of other RICs, and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government Securities or the securities of other RICs) of any one issuer (collectively, "Diversification Requirements").

Although the Fund intends to satisfy all the foregoing requirements, there is no assurance that the Fund will be able to do so. An investment primarily in options and futures positions entails some risk such that the Fund might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by the Fund, pursuant to which it would be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of the Fund.

GENERAL. If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

DISTRIBUTIONS TO FOREIGN SHAREHOLDERS. Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual or nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or, if the United States has an income tax treaty with the foreign country where the foreign shareholder resides, any lower treaty rate). An investor claiming to be a foreign shareholder will be required to provide the Fund with supporting documentation in order for the Fund to apply a reduced withholding rate or exemption from withholding. Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply.

DERIVATIVES STRATEGIES. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from options and futures derived by the Fund with respect to its business of investing in securities will qualify as permissible income under the Income Requirement.

Certain options (including options on "broad-based" stock indices) and futures in which the Fund may invest may be "section 1256 contracts." Section 1256 contracts held by the Fund at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which the Fund has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) may also affect the taxation of options and futures contracts in which the Fund may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of straddle transactions are not entirely clear.

If a call option written by the Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If the Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and the Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by the Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If the Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Fund. No attempt is made to present a complete explanation of the Federal tax treatment of their activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Fund and to dividends and other distributions therefrom.

                                THE POTOMAC FUNDS

                           PART C OTHER INFORMATION


Item 23.    EXHIBITS

            (a)         Declaration of Trust*

            (b)         By-Laws*

            (c)         Voting trust agreement - None

            (d)(i)(A)   Form of Investment Advisory Agreement**

                (i)(B)  Amendment   to   Schedule  A  to   Investment   Advisory
                        Agreement+

                (ii)(A) Form of Fund Administration Servicing Agreement**

                (ii)(B) Form  of  Addendum  to  Fund  Administration   Servicing
                        Agreement++

            (e)(i) Form of Distribution Agreement between the Potomac Funds and Rafferty Capital Markets, Inc.***

                (ii)    Form of Dealer Agreement+

            (f)         Bonus, profit sharing contracts - None

            (g)(i)      Form of Custodian Agreement**

            (ii)        Form of Addendum to Custodian Agreement++

            (h)(i)(A)   Form of Transfer Agent Agreement**

                (i)(B)  Form of Addendum to Transfer Agent Agreement++

                (ii)(A) Form of Fund Accounting Servicing Agreement**

                (ii)(B) Form   of   Addendum   to  Fund   Accounting   Servicing
                        Agreement++

                (iii)   Form of Fulfillment Servicing Agreement**

            (i)         Opinion and consent of counsel++

            (j)         Consent of Independent Auditors (filed herewith)

            (k)         Financial statements omitted from prospectus - None

            (l)         Letter of investment intent**

            (m)(i)      Plan pursuant to Rule 12b-1**

               (ii)     Amendment to Schedule A to Plan pursuant to Rule 12b-1+

            (n)         Financial Data Schedules (not applicable)

            (o)         Plan pursuant to Rule 18f-3 (not applicable)

-------
* Incorporated herein by reference from the Trust's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 6, 1997 via EDGAR, Accession No. 0000898432-97-000314.

** Incorporated herein by reference from the Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 17, 1997 via EDGAR, Accession No. 0000898432-97-000410.

*** Incorporated herein by reference from the Post-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 15, 1998 via EDGAR, Accession No. 0000898432-98-000498.

+ To be filed by subsequent amendment.

++ Incorporated herein by reference from the Post-effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 30, 1998 via EDGAR, Accession No. 0000898432-98-000804.

Item 24    Persons Controlled by or under
           COMMON CONTROL WITH REGISTRANT

            None.

Item 25.    INDEMNIFICATION

      Article XI, Section 2 of the Trust's Declaration of Trust provides that:

      (a) Subject to the exceptions and limitations contained in paragraph (b) below:

            (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust and/or by the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof;

            (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while a Covered Person is in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

      (b) No indemnification shall be provided hereunder to a Covered Person:

            (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

            (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry or full investigation); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent legal counsel.

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

      (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification under this Section 2; provided, however, that:

            (i) such Covered Person shall have provided appropriate security for such undertaking,

            (ii) the Trust is insured against losses arising out of any such advance payments, or

            (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

      According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust and not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Series or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.



Item 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

      Rafferty Asset Management, LLC (the "Adviser"), 550 Mamaroneck Avenue, Harrison, New York 10528, offers investment advisory services. Information as to the officers and directors of the Adviser is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-54679) and is incorporated herein by reference.

Item 27.    PRINCIPAL UNDERWRITER

      (a) Rafferty Capital Markets, Inc., 550 Mamaroneck Avenue, Harrison, New York 10528, serves as principal underwriter for the Potomac Funds, Badgley Funds, Homestate Group and Texas Capital Value Funds.

(b)   The director and officers of Rafferty Capital Markets, Inc. are:

                              Positions and Offices with          Position and Offices
      Name                          Underwriter                     With Registrant
      ----                          -----------                     ---------------

Thomas A. Mulrooney                 President                     Chief Operating Officer

Derek B. Park                       Senior Vice President,        None
                                    Equity

Lawrence C. Rafferty                Director                      Chief Executive Officer,
                                                                  President, Chairman of the
                                                                  Board of Trustees

Stephen P. Sprague                        CFO/FINOP               Treasurer, Controller,
                                                                  and Assistant Secretary

The principal business address of each of the persons listed above is 550 Mamaroneck Avenue, Harrison, New York 10528.


Item 28.    LOCATION OF ACCOUNTS AND RECORDS

      The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the physical possession of the Potomac Funds' investment adviser, administrator, custodian, subcustodian, or transfer agent.


Item 29.    MANAGEMENT SERVICES

      Not applicable.

Item 30.    UNDERTAKINGS

      Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of its latest annual report to Shareholders, upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Harrison and the State of New York on November 30, 1998.

                                    POTOMAC FUNDS


                                    By:  Lawrence C. Rafferty*
                                         --------------------------------
                                         Lawrence C. Rafferty
                                         President

Attest:


Timothy P. Hagan*
--------------------------------
Timothy P. Hagan
Chief Financial Officer

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                    Title                         Date
---------                                    -----                         ----

Lawrence C. Rafferty*                     Chairman of the Board         November 30, 1998
------------------------------            of Trustees and President
Lawrence C. Rafferty

Jay F. Higgins*                           Trustee                       November 30, 1998
------------------------------
Jay F. Higgins

Daniel J. Byrne*                          Trustee                       November 30, 1998
------------------------------
Daniel J. Byrne

George T. Glisker*                        Trustee                       November 30, 1998
------------------------------
George T. Glisker

Gerald E. Shanley III*                    Trustee                       November 30, 1998
------------------------------
Gerald E. Shanley III

/s/ Robert J. Zutz
------------------------------
*Robert J. Zutz, Attorney-in-Fact

                                INDEX TO EXHIBITS

Exhibit
Number                  Description                                      Page
------                  -----------                                      ----

(a)               Declaration of Trust*

(b)               By-Laws*

(c)               Voting trust agreement - None

(d)   (i)(A)      Form of Investment Advisory Agreement**

      (i)(B)      Amendment to Schedule A to Investment Advisory Agreement+

      (ii)(A)     Form of Fund Administration Servicing Agreement**

      (ii)(B)     Form of Addendum to Fund Administration Servicing Agreement++

(e)   (i)         Form of Distribution Agreement between the Potomac Funds and
                  Rafferty Capital Markets, Inc.***

      (ii)        Form of Dealer Agreement+

(f)               Bonus, profit sharing contracts - None

(g)   (i)         Form of Custodian Agreement**

      (ii)        Form of Addendum to Custodian Agreement++

(h)   (i)(A)      Form of Transfer Agent Agreement**

      (i)(B)      Form of Addendum to Transfer Agent Agreement++

      (ii)(A)     Form of Fund Accounting Servicing Agreement**

      (ii)(B)     Form of Addendum to Fund Accounting Servicing Agreement++

      (iii)       Form of Fulfillment Servicing Agreement**

(i)               Opinion and consent of counsel++

(j)               Consent of Independent Auditors (filed herewith)

(k)               Financial statements omitted from prospectus - None

(l)               Letter of investment intent**

(m)   (i)         Plan pursuant to Rule 12b-1**

      (ii)        Amendment to Schedule A to Plan pursuant to Rule 12b-1+

(n)               Financial Data Schedules (not applicable)

(o)               Plan pursuant to Rule 18f-3 (not applicable)
------
* Incorporated herein by reference from the Trust's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 6, 1997 via EDGAR, Accession No. 0000898432-97-000314.

** Incorporated herein by reference from the Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 17, 1997 via EDGAR, Accession No. 0000898432-97-000410.

*** Incorporated herein by reference from the Post-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 15, 1998 via EDGAR, Accession No. 0000898432-98-000498.

+ To be filed by subsequent amendment.

++ Incorporated herein by reference from the Post-effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 30, 1998 via EDGAR, Accession No. 0000898432-98-000804.